1
Bancroft Fund Ltd.
Schedule of Investments — July 31, 2021 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS — 79 .7%
Airlines — 1 .4%
$ 1,465,000 JetBlue Airways Corp. ,
0.500% , 04/01/26 (a) .............................. $ 1,444,490
980,000 Southwest Airlines Co. ,
1.250% , 05/01/25 .................................. 1,441,213
2,885,703
Automotive — 1 .3%
2,500,000 Ford Motor Co. ,
Zero Coupon , 03/15/26 (a) ...................... 2,687,500
Business Services — 6 .1%
1,265,000 2U Inc. ,
2.250% , 05/01/25 .................................. 2,141,645
2,000,000 Perficient Inc. ,
1.250% , 08/01/25 (a) .............................. 3,775,200
310,000 Repay Holdings Corp. ,
Zero Coupon , 02/01/26 (a) ...................... 310,387
2,000,000 RingCentral Inc. ,
Zero Coupon , 03/01/25 .......................... 2,120,000
Shift4 Payments Inc.
1,000,000 Zero Coupon , 12/15/25 (a) ...................... 1,302,500
390,000 0.500% , 08/01/27 .................................. 405,844
Square Inc.
500,000 0.500% , 05/15/23 .................................. 1,588,125
1,000,000 0.250% , 11/01/27 (a) .............................. 1,182,500
12,826,201
Communications Equipment — 3 .4%
2,835,000 InterDigital Inc. ,
2.000% , 06/01/24 .................................. 3,061,800
2,000,000 Kaleyra Inc. ,
6.125% , 06/01/26 (a) .............................. 1,990,104
2,000,000 Lumentum Holdings Inc. ,
0.500% , 12/15/26 .................................. 2,205,000
7,256,904
Computer Software and Services — 24 .6%
Bandwidth Inc.
1,500,000 0.250% , 03/01/26 .................................. 2,326,500
1,080,000 0.500% , 04/01/28 (a) .............................. 1,086,480
2,000,000 Big Bear Inc. ,
6.000% , 06/01/26 .................................. 2,000,000
Blackline Inc.
700,000 0.125% , 08/01/24 .................................. 1,144,938
1,235,000 Zero Coupon , 03/15/26 (a) ...................... 1,211,072
635,000 Cloudflare Inc. ,
0.750% , 05/15/25 .................................. 2,021,681
Coupa Software Inc.
835,000 0.125% , 06/15/25 .................................. 1,255,673
1,260,000 0.375% , 06/15/26 .................................. 1,352,610
3,000,000 CSG Systems International Inc. ,
4.250% , 03/15/36 .................................. 3,097,500
Principal
Amount
Market
Value
$ 310,000 Dropbox Inc. ,
Zero Coupon , 03/01/28 (a) ...................... $ 349,835
1,985,000 Everbridge Inc. ,
0.125% , 12/15/24 .................................. 2,781,481
2,015,000 i3 Verticals LLC ,
1.000% , 02/15/25 .................................. 2,099,378
2,450,000 Limelight Networks Inc. ,
3.500% , 08/01/25 (a) .............................. 2,162,150
1,690,000 LivePerson Inc. ,
0.750% , 03/01/24 .................................. 2,952,261
1,500,000 Match Group Financeco 3 Inc. ,
2.000% , 01/15/30 (a) .............................. 3,023,400
1,000,000 MercadoLibre Inc. ,
2.000% , 08/15/28 .................................. 3,582,300
2,250,000 PAR Technology Corp. ,
2.875% , 04/15/26 .................................. 3,682,060
2,090,000 Progress Software Corp. ,
1.000% , 04/15/26 (a) .............................. 2,106,307
PROS Holdings Inc.
500,000 1.000% , 05/15/24 .................................. 507,813
1,205,000 2.250% , 09/15/27 (a) .............................. 1,528,844
1,500,000 Q2 Holdings Inc. ,
0.750% , 06/01/26 .................................. 1,966,500
2,000,000 Splunk Inc. ,
1.125% , 09/15/25 .................................. 2,422,500
950,000 Varonis Systems Inc. ,
1.250% , 08/15/25 .................................. 1,959,375
Vocera Communications Inc.
900,000 1.500% , 05/15/23 .................................. 1,274,062
1,280,000 0.500% , 09/15/26 (a) .............................. 1,252,800
1,650,000 Workiva Inc. ,
1.125% , 08/15/26 .................................. 2,858,578
52,006,098
Consumer Products — 2 .1%
950,000 Callaway Golf Co. ,
2.750% , 05/01/26 .................................. 1,849,531
470,000 Cracker Barrel Old Country Store Inc. ,
0.625% , 06/15/26 (a) .............................. 470,588
645,000 Farfetch Ltd. ,
3.750% , 05/01/27 .................................. 2,089,026
4,409,145
Consumer Services — 4 .9%
950,000 National Vision Holdings Inc. ,
2.500% , 05/15/25 .................................. 1,748,594
1,360,000 NCL Corp. Ltd. ,
5.375% , 08/01/25 (a) .............................. 2,161,040
Royal Caribbean Cruises Ltd.
395,000 4.250% , 06/15/23 .................................. 508,415
620,000 2.875% , 11/15/23 (a) .............................. 740,709
620,000 Shopify Inc. ,
0.125% , 11/01/25 .................................. 818,090

Bancroft Fund Ltd.
Schedule of Investments (Continued) — July 31, 2021 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Consumer Services (Continued)
$ 2,030,000 Stride Inc. ,
1.125% , 09/01/27 (a) .............................. $ 1,859,277
780,000 Vroom Inc. ,
0.750% , 07/01/26 (a) .............................. 761,670
1,880,000 Wayfair Inc. ,
0.625% , 10/01/25 (a) .............................. 1,833,000
10,430,795
Diversified Industrial — 1 .1%
750,000 Chart Industries Inc. ,
1.000% , 11/15/24 (a) .............................. 2,015,625
315,000 John Bean Technologies Corp. ,
0.250% , 05/15/26 (a) .............................. 339,097
2,354,722
Energy and Utilities — 1 .6%
1,065,000 Bloom Energy Corp. ,
2.500% , 08/15/25 (a) .............................. 1,632,112
2,200,000 Cheniere Energy Inc. ,
4.250% , 03/15/45 .................................. 1,844,022
3,476,134
Entertainment — 2 .2%
DISH Network Corp.
1,500,000 Zero Coupon , 12/15/25 (a) ...................... 1,761,750
1,000,000 3.375% , 08/15/26 .................................. 1,027,500
2,035,000 fuboTV Inc. ,
3.250% , 02/15/26 (a) .............................. 1,891,278
4,680,528
Financial Services — 5 .2%
790,000 Chimera Investment Corp. ,
7.000% , 04/01/23 .................................. 1,769,600
960,000 Digitalbridge Operating Co. LLC ,
5.750% , 07/15/25 (a) (b) ......................... 3,012,000
1,250,000 Encore Capital Group Inc. ,
3.250% , 03/15/22 .................................. 1,417,187
690,000 GOL Equity Finance SA ,
3.750% , 07/15/24 (a) .............................. 615,825
1,000,000 Heritage Insurance Holdings Inc. ,
5.875% , 08/01/37 .................................. 924,100
1,000,000 IIP Operating Partnership LP ,
3.750% , 02/21/24 (a) .............................. 3,277,500
11,016,212
Food and Beverage — 0 .2%
440,000 The Cheesecake Factory Inc. ,
0.375% , 06/15/26 .................................. 413,050
Health Care — 11 .4%
1,450,000 1Life Healthcare Inc. ,
3.000% , 06/15/25 .................................. 1,483,481
Principal
Amount
Market
Value
$ 665,000 Coherus Biosciences Inc. ,
1.500% , 04/15/26 .................................. $ 666,334
1,000,000 Collegium Pharmaceutical Inc. ,
2.625% , 02/15/26 .................................. 1,115,369
1,000,000 CONMED Corp. ,
2.625% , 02/01/24 .................................. 1,615,625
1,095,000 Cutera Inc. ,
2.250% , 03/15/26 (a) .............................. 1,866,318
Dexcom Inc.
335,000 0.750% , 12/01/23 .................................. 1,048,759
975,000 0.250% , 11/15/25 .................................. 1,110,281
1,240,000 Esperion Therapeutics Inc. ,
4.000% , 11/15/25 (a) .............................. 898,407
1,830,000 Exact Sciences Corp. ,
0.375% , 03/15/27 .................................. 2,223,450
1,500,000 Insulet Corp. ,
0.375% , 09/01/26 .................................. 2,078,438
940,000 Invacare Corp. ,
4.250% , 03/15/26 (a) .............................. 905,972
627,000 Pacira BioSciences Inc. ,
2.375% , 04/01/22 .................................. 666,971
1,720,000 PetIQ Inc. ,
4.000% , 06/01/26 .................................. 2,442,400
2,040,000 Tabula Rasa HealthCare Inc. ,
1.750% , 02/15/26 .................................. 1,961,052
1,795,000 Teladoc Health Inc. ,
1.250% , 06/01/27 .................................. 1,922,984
1,500,000 Theravance Biopharma Inc. ,
3.250% , 11/01/23 .................................. 1,400,700
700,000 Travere Therapeutics Inc. ,
2.500% , 09/15/25 .................................. 596,061
24,002,602
Real Estate Investment Trusts — 1 .2%
350,000 Braemar Hotels & Resorts Inc. ,
4.500% , 06/01/26 (a) .............................. 393,348
310,000 Pebblebrook Hotel Trust ,
1.750% , 12/15/26 .................................. 347,045
620,000 Realogy Group LLC/Realogy Co.- Issuer
Corp. ,
0.250% , 06/15/26 (a) .............................. 631,259
1,110,000 Summit Hotel Properties Inc. ,
1.500% , 02/15/26 .................................. 1,134,975
2,506,627
Security Software — 6 .7%
1,745,000 Cardlytics Inc. ,
1.000% , 09/15/25 (a) .............................. 2,885,881
1,500,000 CyberArk Software Ltd. ,
Zero Coupon , 11/15/24 .......................... 1,714,650
465,000 Nice Ltd. ,
Zero Coupon , 09/15/25 (a) ...................... 521,562

Bancroft Fund Ltd.
Schedule of Investments (Continued) — July 31, 2021 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Security Software (Continued)
$ 798,000 Nice Systems Inc. ,
1.250% , 01/15/24 .................................. $ 2,669,310
1,500,000 Okta Inc. ,
0.375% , 06/15/26 .................................. 1,894,545
2,090,000 Verint Systems Inc. ,
0.250% , 04/15/26 (a) .............................. 2,024,295
1,475,000 Zscaler Inc. ,
0.125% , 07/01/25 .................................. 2,467,675
14,177,918
Semiconductors — 2 .0%
1,500,000 Impinj Inc. ,
2.000% , 12/15/26 .................................. 2,289,025
500,000 Teradyne Inc. ,
1.250% , 12/15/23 .................................. 1,995,000
4,284,025
Telecommunications — 3 .4%
2,020,000 8x8 Inc. ,
0.500% , 02/01/24 .................................. 2,395,885
1,000,000 Harmonic Inc. ,
2.000% , 09/01/24 .................................. 1,213,800
1,250,000 Infinera Corp. ,
2.500% , 03/01/27 .................................. 1,874,585
1,315,000 PagerDuty Inc. ,
1.250% , 07/01/25 .................................. 1,664,185
7,148,455
Transportation — 0 .9%
1,000,000 Atlas Air Worldwide Holdings Inc. ,
1.875% , 06/01/24 .................................. 1,262,500
620,000 Seaspan Corp. ,
3.750% , 12/15/25 (a) .............................. 727,260
1,989,760
TOTAL CONVERTIBLE CORPORATE
BONDS .................................................. 168,552,379
Shares
CONVERTIBLE PREFERRED STOCKS — 1 .2%
Agriculture — 0 .5%
9,000 Bunge Ltd. ,
4.875% ................................................. 1,062,360
Business Services — 0 .2%
809,253 Amerivon Holdings LLC ,
4.000% (c) ............................................. 436,035
272,728 Amerivon Holdings LLC,  common equity
units
(c) ......................................................... 16,364
452,399
Shares
Market
Value
Financial Services — 0 .5%
40,000 Landmark Infrastructure Partners LP ,
Ser. C ,
7.000% ................................................. $ 1,024,000
TOTAL CONVERTIBLE PREFERRED
STOCKS ................................................ 2,538,759
MANDATORY CONVERTIBLE SECURITIES (d) — 12 .2%
Automotive: Parts and Accessories — 1 .4%
16,300 Aptiv plc , Ser. A ,
5.500% , 06/15/23 .................................. 3,060,488
Business Services — 0 .5%
10,500 Clarivate plc , Ser. A ,
5.250% , 06/01/24 .................................. 954,450
Diversified Industrial — 1 .3%
15,000 Colfax Corp. ,
5.750% , 01/15/22 .................................. 2,780,700
Energy and Utilities — 2 .3%
NextEra Energy Inc.
26,675 4.872% , 09/01/22 .................................. 1,567,690
25,500 5.279% , 03/01/23 .................................. 1,309,170
24,860 6.219% , 09/01/23 .................................. 1,289,985
14,800 Spire Inc. , Ser. A ,
7.500% , 03/01/24 .................................. 793,724
4,960,569
Equipment and Supplies — 0 .8%
1,000 Danaher Corp. , Ser. B ,
5.000% , 04/15/23 .................................. 1,602,610
Financial Services — 2 .0%
2,375 2020 Cash Mandatory Exchangeable Trust ,
5.250% , 06/01/23 .................................. 2,982,858
24,000 New York Community Capital Trust V ,
6.000% , 11/01/51 .................................. 1,233,600
4,216,458
Health Care — 2 .4%
24,965 Avantor Inc. , Ser. A ,
6.250% , 05/15/22 .................................. 2,887,202
39,115 Elanco Animal Health Inc. ,
5.000% , 02/01/23 .................................. 2,159,539
5,046,741
Semiconductors — 1 .5%
2,015 Broadcom Inc. , Ser. A ,
8.000% , 09/30/22 .................................. 3,111,845
TOTAL MANDATORY CONVERTIBLE
SECURITIES .......................................... 25,733,861

Bancroft Fund Ltd.
Schedule of Investments (Continued) — July 31, 2021 (Unaudited)
(a) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) At July 31, 2021, the Fund held an investment in a restricted and illiquid security amounting to $3,012,000 or 1.43% of total investments, which was valued under methods approved by the Board of Trustees as follows:
(c) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(e) At July 31, 2021, $2,317,080 of the principal amount was pledged as collateral for current or potential holdings.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
Shares
Market
Value
COMMON STOCKS — 1 .7%
Energy and Utilities — 0.0%
133 Goodrich Petroleum Corp. † ....................... $ 2,131
Real Estate Investment Trusts — 1 .7%
18,136 Crown Castle International Corp. (e) ............ 3,501,880
TOTAL COMMON STOCKS ......................... 3,504,011
WARRANTS — 0.0%
Energy and Utilities — 0.0%
1,135 Goodrich Petroleum Corp. , expire
10/12/26 † (c) ......................................... 0
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 5 .2%
$ 11,031,000 U.S. Treasury Bills,
0.005 % to 0.040% †† ,
08/12/21 to 11/18/21 ............................. 11,030,253
TOTAL INVESTMENTS — 100.0%
(Cost $ 162,419,206 ) .............................. $ 211,359,263
Acquisition
Principal
Amount Issuer
Acquisition
Dates
Acquisition
Cost
07/31/21
Carrying
Value
Per Bond
$960,000 Digitalbridge Operating
Co. LLC ,
5.750% , 07/15/25 ....
07/17/20
- 11/11/20 $1,174,284 $3,137.5000